Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 03, 2023 $ / shares	Jun. 03, 2023 USD ($) $ / DozenProduced $ / shares	May 28, 2022 USD ($) $ / DozenProduced $ / shares	May 29, 2021 USD ($) $ / DozenProduced $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance is described under “Compensation Discussion & Analysis” beginning on page 22.

On September 30, 2022, Adolphus B. Baker stepped down as the Company’s CEO and continues to serve as the Company’s Chairman of the Board and as an executive officer of the Company. On September 30, 2022, Sherman L. Miller was named the CEO. The following table sets forth information concerning the compensation of our CEOs and other NEOs for each of the fiscal years 2023, 2022 and 20221 and our financial performance for each such fiscal year:

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for CEO - Adolphus B. Baker ($)	Summary Compensation Table Total for CEO - Sherman L. Miller ($)(2)	Compensation Actually Paid to CEO - Adolphus B. Baker ($)(2)(3)	Compensation Actually Paid to CEO - Sherman L. Miller ($)(2)(3)	Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid to NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income ($)	Net Income per Dozen Produced (5)
2023	985,228	1,149,427	958,998	1,126,150	781,668	767,626	120.39	140.40	756,732,000	$ 0.715
2022	1,292,812	—	1,594,506	—	634,433	739,489	108.43	133.27	132,441,000	$ 0.130
2021	1,174,401	—	948,658	—	556,382	493,914	78.41	124.39	2,060,000	$ 0.002

(1)	The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2023	Adolphus B. Baker, Sherman L. Miller	Max P. Bowman, Michael T. Walters, Charles J. Hardin, Rob L. Holladay, Jr.
2022	Adolphus B. Baker	Sherman L. Miller, Max P. Bowman, Charles J. Hardin, Rob L. Holladay, Jr.
2021	Adolphus B. Baker	Sherman L. Miller, Max P. Bowman, Charles J. Hardin, Rob L. Holladay, Jr.

(2)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price. For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2023 - $47.56; for 2022 - $48.16; for 2021 - $34.91.

(3)	2023 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO - Dolph Baker ($)	CEO - Sherman Miller ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	985,228	1,149,427	781,668
Less, Value of Stock & Option Awards Reported in SCT	(102,682)	(154,401)	(87,574)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	(10,889)	(13,040)
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	90,269	135,736	76,988
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(9,173)	(3,064)	(2,449)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(4,664)	(1,548)	(1,006)
Total Adjustments	(26,230)	(23,277)	(14,042)
“Compensation Actually Paid” in Fiscal Year 2023	958,998	1,126,150	767,626

	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,292,812	634,433
Less, Value of Stock & Option Awards Reported in SCT	(305,719)	(92,018)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	357,973	107,746
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	206,634	61,993
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	42,806	27,335

Total Adjustments	301,694	105,056
“Compensation Actually Paid” in Fiscal Year 2022	1,594,506	739,489

	CEO ($)	Average of NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	1,174,401	556,382
Less, Value of Stock & Option Awards Reported in SCT	(296,134)	(88,878)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	274,218	82,300
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(141,102)	(42,308)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(62,725)	(13,582)
Total Adjustments	(225,743)	(62,468)
“Compensation Actually Paid” in Fiscal Year 2021	948,658	493,914

(4)	Company and Peer Group Total Shareholder Return (“TSR”) reflects the Company’s peer group (S&P Comp 1500 Food Products Industry Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year 3. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 1, 2020.

(5)	Net income per dozen produced is a non-GAAP financial measure which is calculated as net income divided by the dozens produced.

Company Selected Measure Name			Net Income per Dozen Produced
Named Executive Officers, Footnote [Text Block]
(1)	The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2023	Adolphus B. Baker, Sherman L. Miller	Max P. Bowman, Michael T. Walters, Charles J. Hardin, Rob L. Holladay, Jr.
2022	Adolphus B. Baker	Sherman L. Miller, Max P. Bowman, Charles J. Hardin, Rob L. Holladay, Jr.
2021	Adolphus B. Baker	Sherman L. Miller, Max P. Bowman, Charles J. Hardin, Rob L. Holladay, Jr.

Peer Group Issuers, Footnote [Text Block]
(4)	Company and Peer Group Total Shareholder Return (“TSR”) reflects the Company’s peer group (S&P Comp 1500 Food Products Industry Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year 3. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 1, 2020.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)	2023 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO - Dolph Baker ($)	CEO - Sherman Miller ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	985,228	1,149,427	781,668
Less, Value of Stock & Option Awards Reported in SCT	(102,682)	(154,401)	(87,574)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	(10,889)	(13,040)
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	90,269	135,736	76,988
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(9,173)	(3,064)	(2,449)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(4,664)	(1,548)	(1,006)
Total Adjustments	(26,230)	(23,277)	(14,042)
“Compensation Actually Paid” in Fiscal Year 2023	958,998	1,126,150	767,626

	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,292,812	634,433
Less, Value of Stock & Option Awards Reported in SCT	(305,719)	(92,018)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	357,973	107,746
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	206,634	61,993
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	42,806	27,335

Total Adjustments	301,694	105,056
“Compensation Actually Paid” in Fiscal Year 2022	1,594,506	739,489

	CEO ($)	Average of NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	1,174,401	556,382
Less, Value of Stock & Option Awards Reported in SCT	(296,134)	(88,878)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	274,218	82,300
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(141,102)	(42,308)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(62,725)	(13,582)
Total Adjustments	(225,743)	(62,468)
“Compensation Actually Paid” in Fiscal Year 2021	948,658	493,914

Non-PEO NEO Average Total Compensation Amount			$ 781,668	$ 634,433	$ 556,382
Non-PEO NEO Average Compensation Actually Paid Amount			$ 767,626	739,489	493,914
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	2023 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO - Dolph Baker ($)	CEO - Sherman Miller ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	985,228	1,149,427	781,668
Less, Value of Stock & Option Awards Reported in SCT	(102,682)	(154,401)	(87,574)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	(10,889)	(13,040)
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	90,269	135,736	76,988
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(9,173)	(3,064)	(2,449)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(4,664)	(1,548)	(1,006)
Total Adjustments	(26,230)	(23,277)	(14,042)
“Compensation Actually Paid” in Fiscal Year 2023	958,998	1,126,150	767,626

	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,292,812	634,433
Less, Value of Stock & Option Awards Reported in SCT	(305,719)	(92,018)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	357,973	107,746
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	206,634	61,993
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	42,806	27,335

Total Adjustments	301,694	105,056
“Compensation Actually Paid” in Fiscal Year 2022	1,594,506	739,489

	CEO ($)	Average of NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	1,174,401	556,382
Less, Value of Stock & Option Awards Reported in SCT	(296,134)	(88,878)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	274,218	82,300
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(141,102)	(42,308)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(62,725)	(13,582)
Total Adjustments	(225,743)	(62,468)
“Compensation Actually Paid” in Fiscal Year 2021	948,658	493,914

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Pay versus Performance Descriptive Disclosure

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Because of the cyclical nature of the egg industry, net income does not weigh as highly as other measures year to year. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.

We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 22. Specifically,

•	Our cumulative TSR and the peer group TSR during the past three years have both increased each year, although our cumulative TSR has remained below the peer group each year. Likewise, the CEO and other-NEO “compensation actually paid” has only increased when our TSR increased.

Compensation Actually Paid vs. Net Income [Text Block]

Pay versus Performance Descriptive Disclosure

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Because of the cyclical nature of the egg industry, net income does not weigh as highly as other measures year to year. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.

We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 22. Specifically,

•	Our CEO and other-NEO “compensation actually paid” has only increased when our Net Income and Net Income Per Dozen Produced increased; demonstrating a strong correlation between pay and performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Pay versus Performance Descriptive Disclosure

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Because of the cyclical nature of the egg industry, net income does not weigh as highly as other measures year to year. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.

We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 22. Specifically,

•	Moreover, our Net Income and Net Income Per Dozen Produced increased in each of the past three years. We note that our CEO “compensation actually paid” appears lower in 2023 than in 2022, which is primarily the result of lower equity awarded during the transition of CEO in 2023.

Total Shareholder Return Vs Peer Group [Text Block]

Pay versus Performance Descriptive Disclosure

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Because of the cyclical nature of the egg industry, net income does not weigh as highly as other measures year to year. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.

We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 22. Specifically,

•	Our cumulative TSR and the peer group TSR during the past three years have both increased each year, although our cumulative TSR has remained below the peer group each year. Likewise, the CEO and other-NEO “compensation actually paid” has only increased when our TSR increased.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial and non-financial performance measures used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:

Net income per dozen produced	Dozens Sold and Produced
Food quality and safety	Production Cost per Dozen

Total Shareholder Return Amount			$ 120.39	108.43	78.41
Peer Group Total Shareholder Return Amount			140.4	133.27	124.39
Net Income (Loss)			$ 756,732,000	$ 132,441,000	$ 2,060,000
Company Selected Measure Amount | $ / DozenProduced			0.715	0.13	0.002
PEO Name	Adolphus B. Baker	Sherman L. Miller		Adolphus B. Baker	Adolphus B. Baker
Share price | $ / shares		$ 47.56	$ 47.56	$ 48.16	$ 34.91
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Net income per dozen produced
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Food quality and safety
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Dozens Sold and Produced
Non-GAAP Measure Description [Text Block]
(5)	Net income per dozen produced is a non-GAAP financial measure which is calculated as net income divided by the dozens produced.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Production Cost per Dozen
Adolphus B. Baker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 985,228	$ 1,292,812	$ 1,174,401
PEO Actually Paid Compensation Amount			958,998	1,594,506	948,658
Sherman L. Miller [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,149,427	0	0
PEO Actually Paid Compensation Amount			1,126,150	0	0
PEO [Member] | Adolphus B. Baker [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(26,230)	301,694	(225,743)
PEO [Member] | Adolphus B. Baker [Member] | Value of Stock & Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(102,682)	(305,719)	(296,134)
PEO [Member] | Adolphus B. Baker [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Adolphus B. Baker [Member] | Pension Service Cost and Impact of Pension Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Adolphus B. Baker [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			90,269	357,973	274,218
PEO [Member] | Adolphus B. Baker [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,173)	206,634	(141,102)
PEO [Member] | Adolphus B. Baker [Member] | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,664)	42,806	(62,725)
PEO [Member] | Sherman L. Miller [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(23,277)
PEO [Member] | Sherman L. Miller [Member] | Value of Stock & Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(154,401)
PEO [Member] | Sherman L. Miller [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,889)
PEO [Member] | Sherman L. Miller [Member] | Pension Service Cost and Impact of Pension Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,889
PEO [Member] | Sherman L. Miller [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			135,736
PEO [Member] | Sherman L. Miller [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,064)
PEO [Member] | Sherman L. Miller [Member] | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,548)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,042)	105,056	(62,468)
Non-PEO NEO [Member] | Value of Stock & Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(87,574)	(92,018)	(88,878)
Non-PEO NEO [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(13,040)
Non-PEO NEO [Member] | Pension Service Cost and Impact of Pension Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			13,040
Non-PEO NEO [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			76,988	107,746	82,300
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,449)	61,993	(42,308)
Non-PEO NEO [Member] | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,006)	$ 27,335	$ (13,582)